Quarterly Holdings Report
for
Fidelity Managed Retirement 2035 Fund℠
October 31, 2023
R99-NPRT1-1223
1.9907112.100
Domestic Equity Funds - 25.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	9,012	119,225
Fidelity Series Commodity Strategy Fund (a)	158	15,683
Fidelity Series Large Cap Growth Index Fund (a)	4,550	75,665
Fidelity Series Large Cap Stock Fund (a)	4,514	79,937
Fidelity Series Large Cap Value Index Fund (a)	10,603	143,356
Fidelity Series Small Cap Core Fund (a)	37	344
Fidelity Series Small Cap Opportunities Fund (a)	3,153	36,575
Fidelity Series Value Discovery Fund (a)	3,694	52,823
TOTAL DOMESTIC EQUITY FUNDS (Cost $513,228)		523,608

International Equity Funds - 24.7%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	2,452	32,296
Fidelity Series Emerging Markets Fund (a)	4,527	34,947
Fidelity Series Emerging Markets Opportunities Fund (a)	8,831	139,877
Fidelity Series International Growth Fund (a)	5,544	82,053
Fidelity Series International Index Fund (a)	2,913	30,823
Fidelity Series International Small Cap Fund (a)	2,149	31,206
Fidelity Series International Value Fund (a)	7,681	81,729
Fidelity Series Overseas Fund (a)	7,250	82,067
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $521,401)		514,998

Bond Funds - 48.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	2,336	22,212
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	24,223	176,825
Fidelity Series Corporate Bond Fund (a)	14,032	118,994
Fidelity Series Emerging Markets Debt Fund (a)	1,533	10,806
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	399	3,605
Fidelity Series Floating Rate High Income Fund (a)	234	2,094
Fidelity Series Government Bond Index Fund (a)	20,425	177,901
Fidelity Series High Income Fund (a)	1,433	11,317
Fidelity Series International Developed Markets Bond Index Fund (a)	9,990	83,318
Fidelity Series Investment Grade Bond Fund (a)	19,087	178,459
Fidelity Series Investment Grade Securitized Fund (a)	14,468	119,505
Fidelity Series Long-Term Treasury Bond Index Fund (a)	21,717	108,367
Fidelity Series Real Estate Income Fund (a)	268	2,426
TOTAL BOND FUNDS (Cost $1,068,298)		1,015,829

Short-Term Funds - 1.5%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.41% (a)(b)	6,206	6,206
Fidelity Series Short-Term Credit Fund (a)	642	6,186
Fidelity Series Treasury Bill Index Fund (a)	1,873	18,594
TOTAL SHORT-TERM FUNDS (Cost $30,967)		30,986

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,133,894)	2,085,421
NET OTHER ASSETS (LIABILITIES) - 0.0%	(9)
NET ASSETS - 100.0%	2,085,412

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	12,374	11,576	1,809	-	1	70	22,212
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	112,682	91,549	16,797	129	(1,058)	(9,551)	176,825
Fidelity Series Blue Chip Growth Fund	72,617	66,209	9,751	285	(856)	(8,994)	119,225
Fidelity Series Canada Fund	20,362	17,404	2,672	-	(215)	(2,583)	32,296
Fidelity Series Commodity Strategy Fund	9,966	8,246	2,156	275	(68)	(305)	15,683
Fidelity Series Corporate Bond Fund	73,633	62,260	10,639	1,040	(703)	(5,557)	118,994
Fidelity Series Emerging Markets Debt Fund	6,842	5,715	1,228	142	(38)	(485)	10,806
Fidelity Series Emerging Markets Debt Local Currency Fund	2,310	1,845	382	-	(16)	(152)	3,605
Fidelity Series Emerging Markets Fund	22,112	21,216	5,030	-	(241)	(3,110)	34,947
Fidelity Series Emerging Markets Opportunities Fund	88,198	85,924	20,126	-	(1,069)	(13,050)	139,877
Fidelity Series Floating Rate High Income Fund	1,323	1,112	329	41	(3)	(9)	2,094
Fidelity Series Government Bond Index Fund	107,063	92,744	15,585	1,050	(894)	(5,427)	177,901
Fidelity Series Government Money Market Fund 5.41%	9,317	5,113	8,224	126	-	-	6,206
Fidelity Series High Income Fund	7,103	5,930	1,322	144	(35)	(359)	11,317
Fidelity Series International Developed Markets Bond Index Fund	52,338	43,137	10,774	177	(331)	(1,052)	83,318
Fidelity Series International Growth Fund	51,347	44,759	6,785	-	(640)	(6,628)	82,053
Fidelity Series International Index Fund	19,408	16,540	2,554	-	(205)	(2,366)	30,823
Fidelity Series International Small Cap Fund	15,933	20,434	2,507	-	(272)	(2,382)	31,206
Fidelity Series International Value Fund	51,713	43,732	9,080	-	(438)	(4,198)	81,729
Fidelity Series Investment Grade Bond Fund	109,414	93,047	15,608	1,496	(1,007)	(7,387)	178,459
Fidelity Series Investment Grade Securitized Fund	74,265	62,532	10,560	965	(901)	(5,831)	119,505
Fidelity Series Large Cap Growth Index Fund	45,860	40,801	6,176	-	(421)	(4,399)	75,665
Fidelity Series Large Cap Stock Fund	50,866	42,922	6,866	1,285	(570)	(6,415)	79,937
Fidelity Series Large Cap Value Index Fund	94,527	78,154	17,260	-	(944)	(11,121)	143,356
Fidelity Series Long-Term Treasury Bond Index Fund	65,009	65,781	8,739	736	(1,957)	(11,727)	108,367
Fidelity Series Overseas Fund	51,408	44,719	6,727	-	(640)	(6,693)	82,067
Fidelity Series Real Estate Income Fund	1,798	1,779	994	44	(50)	(107)	2,426
Fidelity Series Short-Term Credit Fund	4,556	5,325	3,682	51	(4)	(9)	6,186
Fidelity Series Small Cap Core Fund	330	60	-	-	-	(46)	344
Fidelity Series Small Cap Opportunities Fund	23,253	20,770	3,112	134	(390)	(3,946)	36,575
Fidelity Series Treasury Bill Index Fund	24,817	15,391	21,603	357	(11)	-	18,594
Fidelity Series Value Discovery Fund	34,860	28,186	7,221	-	(216)	(2,786)	52,823
	1,317,604	1,144,912	236,298	8,477	(14,192)	(126,605)	2,085,421

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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